Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2018 Rate	Feb. 28, 2018	Dec. 31, 2018 USD ($) Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2018 EUR (€) Rate	Sep. 30, 2018 Rate	Jun. 30, 2018 Rate	Dec. 31, 2017 GBP (£) Rate	Sep. 30, 2017 Rate	Jun. 30, 2017 Rate	Mar. 31, 2017 Rate	Sep. 30, 2016 Rate	Jun. 30, 2016 Rate	Mar. 31, 2016 Rate
Disclosure of risk management strategy related to hedge accounting [line items]
Number of oil production foreseen	128,000,000	128,000,000
Average purchase cost			3.48
Average strike price			65
Other income and expenses			$ (401)
Gain from hedge strategy			(34)
Foreign exchange gains (losses) due to ineffectiveness			$ 50
Exchange rate | Rate	3.3200		3.8748		3.2600	3.8748	4.0000	3.8600	3.3100	3.1700	3.3100	3.1700	3.2500	3.2100	3.5600
Description of exchange rate			The carrying amounts, the fair value as of December 31, 2018, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders' equity) based on a US$ 1.00 / R$ 3.8748 exchange rate are set out below
Hedging instruments designated / Highly probable future exports (%)			57.70%
Description of changes in methods and assumptions			Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP-2019-2023, would not indicate a reclassification adjustment from equity to the statement of income.
Derivative gain (loss)			$ (370)	$ (41)	$ (113)
Average repayment term			9.14 years	8.62 years
Amount of insurance policies			$ 180
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis			Showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries
Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount			$ 419			€ 3,000
Bonds issued | £									£ 1,300
Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £									700
Cross currency swap maturity				2026
Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £									£ 600
Cross currency swap maturity				2034
Cross currency swap [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)			(265)	$ 96
Forward contracts [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)			$ (139)